Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SECURITIES
Schedule of amortized cost and fair value of securities

	March 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$55,049	$78	$(5)	$55,122
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	94,716	2,445	(28)	97,133
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	27,893	72	(182)	27,783
Total	$177,658	$2,595	$(215)	$180,038

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$15,650	$493	$(83)	$16,060
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	32,347	137	(182)	32,302
Total	$47,997	$630	$(265)	$48,362

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$57,108	$21	$(85)	$57,044
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	100,002	2,022	(108)	101,916
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	28,821	74	(290)	28,605
Total	$185,931	$2,117	$(483)	$187,565

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$16,823	$485	$(123)	$17,185
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	33,890	87	(437)	33,540
Total	$50,713	$572	$(560)	$50,725

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$57,108	$21	$(85)	$57,044
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	100,002	2,022	(108)	101,916
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	28,821	74	(290)	28,605
Total	$185,931	$2,117	$(483)	$187,565

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$16,823	$485	$(123)	$17,185
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	33,890	87	(437)	33,540
Total	$50,713	$572	$(560)	$50,725

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$45,168	$38	$(95)	$45,111
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	121,042	1,282	(934)	121,390
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	32,223	42	(529)	31,736
Total	$198,433	$1,362	$(1,558)	$198,237

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$16,788	$409	$(528)	$16,669
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	40,490	135	(706)	39,919
Total	$57,278	$544	$(1,234)	$56,588

Schedule of contractual maturities of securities

	March 31, 2015
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)

Due in one year or less	$15,023	$15,037	$-	$-
Due after one year through five years	40,026	40,085	-	-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	94,716	97,133	15,650	16,060
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	27,893	27,783	32,347	32,302
Total	$177,658	$180,038	$47,997	$48,362

	December 31, 2014
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)

Due in one year or less	$15,046	$15,058	$-	$-
Due after one year through five years	42,062	41,986	-	-
	57,108	57,044	-	-

Mortgage-backed securities and collateralized mortgage obligations	128,823	130,521	50,713	50,725
Total	$185,931	$187,565	$50,713	$50,725

Schedule of investments in a continuous unrealized loss position

	March 31, 2015
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$7,003	$(5)	$6,998	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	7,438	(28)	7,410	-	-	-
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	3,396	(7)	3,389	7,642	(175)	7,467
Total	$17,837	$(40)	$17,797	$7,642	$(175)	$7,467

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$1,714	$(23)	$1,691	$2,631	$(60)	$2,571
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	6,968	(15)	6,953	10,431	(167)	10,264
Total	$8,682	$(38)	$8,644	$13,062	$(227)	$12,835

	December 31, 2014
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$37,049	$(85)	$36,964	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	20,403	(53)	20,350	4,440	(56)	4,384
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	3,514	-	3,514	12,559	(289)	12,270
Total	$60,966	$(138)	$60,828	$16,999	$(345)	$16,654

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$-	$-	$-	$4,564	$(122)	$4,442
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	12,414	(92)	12,322	13,988	(346)	13,642
Total	$12,414	$(92)	$12,322	$18,552	$(468)	$18,084

	December 31, 2014
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$37,049	$(85)	$36,964	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	20,403	(53)	20,350	4,440	(56)	4,384
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	3,514	-	3,514	12,559	(289)	12,270
Total	$60,966	$(138)	$60,828	$16,999	$(345)	$16,654

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$-	$-	$-	$4,564	$(122)	$4,442
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	12,414	(92)	12,322	13,988	(346)	13,642
Total	$12,414	$(92)	$12,322	$18,552	$(468)	$18,084

	December 31, 2013
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$25,008	$(95)	$24,913	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	51,576	(934)	50,642	-	-	-
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	18,447	(215)	18,232	4,481	(314)	4,167
Total	$95,031	$(1,244)	$93,787	$4,481	$(314)	$4,167

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$6,033	$(429)	$5,604	$1,022	$(99)	$923
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	23,060	(706)	22,354	-	-	-
Total	$29,093	$(1,135)	$27,958	$1,022	$(99)	$923

The average loss on securities in an unrealized loss position was 0.96% and 1.92% of the amortized cost basis at December 31, 2014 and 2013, respectively. There were twelve and two securities in an unrealized loss position of greater than 12 months at December 31, 2014 and 2013, respectively.